General (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended	8 Months Ended
	Aug. 31, 2014	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Jan. 19, 2011	Mar. 31, 2015	Oct. 30, 2015	Feb. 28, 2016	Jan. 01, 2016	Oct. 01, 2015	Jul. 01, 2015	Apr. 01, 2015	Jan. 01, 2015
General [Line Items]
Restructuring costs			$ 6,816	$ 9,345	$ 4,608
Maturity date			Mar. 14, 2016
Line of credit outstanding amount			50,904
Maximum borrowing capacity under the credit agreement			73,500
Total proceeds from public offering	45,149	34,959	45,149	34,959
Maximum bank guarantees			40,200
Net loss			(76,479)	(47,478)	(23,391)
Net cash provided by operating activities			(32,279)	(29,512)	7,209
Cash and cash equivalents and short-term investments			42,371
Restructuring plan 2012 [Member]
General [Line Items]
Restructuring costs					4,608
Restructuring reserve			0	206
Restructuring plan 2013 [Member]
General [Line Items]
Restructuring costs			978	9,345
Restructuring reserve			501	5,375
Restructuring plan 2014 [Member]
General [Line Items]
Restructuring costs			5,838
Restructuring reserve			2,427
Venezuela and Argentina [Member]
General [Line Items]
Cash and cash equivalents, short-term bank deposits and short and long-term marketable securities			2,475
Elteck ASA [Member]
General [Line Items]
Proceed from previous acquisition, net of associated legal expenses						16,800
Nera Networks [Member]
General [Line Items]
Consideration for all shares							57,175
Credit Agreement [Member]
General [Line Items]
Maximum borrowing capacity under the credit agreement			73,500
Credit Agreement [Member] | Minimum [Member]
General [Line Items]
Cash covenant amount			20,000
Credit Agreement [Member] | Subsequent Event [Member]
General [Line Items]
Maturity date								Jun. 30, 2016
Line of credit reduction										2,000	4,000	5,000	2,500	5,000	5,000
Increase amount of accounts receivable									34,000
Credit Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
General [Line Items]
Long-term accounts receivable amount												54,000
Credit Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
General [Line Items]
Cash covenant amount												$ 15,000